Equinox Funds Trust

Equinox Commodity Strategy Fund

Incorporated herein by reference is the definitive version of the prospectus for Equinox Commodity Strategy Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on September 26, 2012 (SEC Accession No. 0000910472-12-002940).